Cover page	6 Months Ended
Jun. 30, 2025
Document Information [Line Items]
Document Type	6-K
Entity File Number	001-10533
Entity Registrant Name	Rio Tinto plc
Entity Address, Address Line One	6 St James’s Square
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SW1Y 4AD
Entity Address, Country	GB
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2
Entity Central Index Key	0000863064
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2025
Rio Tinto Limited
Document Information [Line Items]
Entity File Number	001-34121
Entity Registrant Name	Rio Tinto Limited
Entity Address, Address Line One	Level 43, 120 Collins Street
Entity Address, City or Town	Melbourne
Entity Address, Postal Zip Code	Victoria 3000
Entity Address, Country	AU